Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share
Schedule of Basic and Diluted Earning per share
	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Profit/(loss) attributable to equity holders	1,458	(94)	63
Weighted average number of common shares for EPS (millions)	236.4	236.3	229.6
Earnings/(loss) per share	$6.17	$(0.40)	$0.27

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Loss from continuing operations attributable to equity holders	(284)	(292)	(126)
Weighted average number of common shares for EPS (millions)	236.4	236.3	229.6
Loss per share from continuing operations	$(1.20)	$(1.24)	$(0.55)